Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of non-cancelable purchase obligations	As of December 31, 2024, the Company had outstanding non-cancelable purchase obligations with a term of 12 months or longer as follows:

Years ending December 31,
2025	$25,136
2026	9,180
2027	424
Total purchase obligations	$34,740